GMS STAT SUP-1 121713
Statutory Prospectus Supplement dated December 17, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Global Markets Strategy Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund” in the prospectus:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None
Other Expenses[1]	0.45	0.45	0.45	0.45
Acquired Fund Fees and Expenses	0.06	0.06	0.06	0.06
Total Annual Fund Operating Expenses[1]	2.26	3.01	2.51	2.01
Fee Waiver and/or Expense Reimbursement[1] [2]	0.46	0.46	0.46	0.46
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1] [2]	1.80	2.55	2.05	1.55

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year. Effective December 17, 2013, “Fee Waiver and/or Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are restated as a result of a change in the Fund’s contractual fee waiver agreement.

2	Effective December 17, 2013, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.80%, 2.55%, 2.05% and 1.55%, respectively, of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
GMS STAT SUP-1 121713

GMS STAT SUP-1 121713
     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$723	$1,176	$1,654	$2,969
Class C	$358	$887	$1,542	$3,295
Class R	$208	$738	$1,294	$2,811
Class Y	$158	$586	$1,040	$2,301
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$723	$1,176	$1,654	$2,969
Class C	$258	$887	$1,542	$3,295
Class R	$208	$738	$1,294	$2,811
Class Y	$158	$586	$1,040	$2,301”
GMS STAT SUP-1 121713

GMS STAT SUP-2 121713
Statutory Prospectus Supplement dated December 17, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:
Invesco Global Markets Strategy Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund” in the prospectus:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	0.34	0.30
Acquired Fund Fees and Expenses	0.06	0.06
Total Annual Fund Operating Expenses[1]	1.90	1.86
Fee Waiver and/or Expense Reimbursement1 2	0.35	0.31
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1] [2]	1.55	1.55

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year. Effective December 17, 2013, “Fee Waiver and/or Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are restated as a result of a change in the Fund’s contractual fee waiver agreement.

2	Effective December 17, 2013, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R5 and Class R6 shares to 1.55% of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$158	$563	$994	$2,194
Class R6	$158	$555	$977	$2,155”
GMS STAT SUP-2 121713

Statement of Additional Information Supplement dated December 17, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:
Invesco Global Markets Strategy Fund
The following information replaces the information in paragraphs nine through eleven appearing under the heading “Investment Advisory and Other Services — Investment Adviser.”
“Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Fund’s shares:

			Expense
			Limitation
			effective
	Expense	Expiration	December	Expiration
Fund	Limitation	Date	17, 2013	Date
Invesco Global Markets Strategy Fund		December 16, 2013		February 28, 2015
Class A Shares	2.25%		1.80%
Class C Shares	3.00%		2.55%
Class R Shares	2.50%		2.05%
Class R5 Shares	2.00%		1.55%
Class R6 Shares	2.00%		1.55%
Class Y Shares	2.00%		1.55%
The Total Annual Fund Operating Expenses used in determining whether the Fund meets or exceeds the Expense Limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the Total Annual Fund Operating Expenses in the Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the Fund’s expense limit.
     Unless Invesco continues the fee waiver agreement, it will terminate on the date disclosed in the table above. The fee waiver agreement cannot be terminated during its term.”
GMS SAI Sup-1 121713